VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.5%
Information Technology—1.5%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	2,639,750	$ 49,680
Total Preferred Stock (Identified Cost $40,000)		49,680

Common Stocks—93.3%
Communication Services—1.7%
ZoomInfo Technologies, Inc. Class A(2)	838,144	53,809
Consumer Discretionary—18.0%
Domino’s Pizza, Inc.	108,304	61,119
Global-e Online Ltd.(2)	579,370	36,726
MercadoLibre, Inc.(2)	87,184	117,559
Olo, Inc. Class A(2)	1,064,387	22,150
Pool Corp.	159,159	90,084
Rollins, Inc.	1,127,475	38,571
Ross Stores, Inc.	444,301	50,775
SiteOne Landscape Supply, Inc.(2)	649,900	157,458
Sweetgreen, Inc. Class A (2)	383,470	12,271
		586,713

Consumer Staples—7.7%
Brown-Forman Corp. Class B	788,717	57,466
Celsius Holdings, Inc.(2)	505,536	37,698
Freshpet, Inc.(2)	298,935	28,479
McCormick & Co., Inc. Non-voting Shares	338,322	32,685
Monster Beverage Corp.(2)	483,651	46,450
National Beverage Corp.	1,028,890	46,640
		249,418

Financials—8.1%
Goosehead Insurance, Inc. Class A	652,468	84,873
MarketAxess Holdings, Inc.	90,723	37,312
Signature Bank	287,250	92,917
T. Rowe Price Group, Inc.	256,124	50,364
		265,466

Health Care—10.9%
Definitive Healthcare Corp. Class A(2)	603,571	16,496
Elanco Animal Health, Inc.(2)	1,531,339	43,459
HealthEquity, Inc.(2)	921,842	40,782
IDEXX Laboratories, Inc.(2)	89,260	58,774
Mettler-Toledo International, Inc.(2)	38,431	65,225
Silk Road Medical, Inc.(2)	792,890	33,785
STAAR Surgical Co.(2)	188,956	17,252
Zoetis, Inc. Class A	326,017	79,558
		355,331

Industrials—10.1%
Acuity Brands, Inc.	181,369	38,400
CoStar Group, Inc.(2)	616,930	48,756
Equifax, Inc.	280,040	81,993
Fair Isaac Corp.(2)	184,987	80,223
Lyft, Inc. Class A(2)	939,226	40,133
	Shares	Value

Industrials—continued
Roper Technologies, Inc.	83,187	$ 40,916
		330,421

Information Technology—36.8%
Amphenol Corp. Class A	803,900	70,309
Avalara, Inc.(2)	685,464	88,500
Bill.com Holdings, Inc.(2)	809,049	201,574
Datadog, Inc. Class A(2)	543,609	96,822
DocuSign, Inc.(2)	464,458	70,741
Dynatrace, Inc.(2)	781,857	47,185
FleetCor Technologies, Inc.(2)	202,572	45,344
Gartner, Inc.(2)	337,417	112,805
nCino, Inc.(2)	867,259	47,578
Okta, Inc. Class A(2)	355,610	79,717
Paycom Software, Inc.(2)	224,256	93,109
Teradyne, Inc.	473,018	77,353
Trade Desk, Inc. (The) Class A(2)	1,308,630	119,923
Workday, Inc. Class A(2)	173,430	47,378
		1,198,338

Total Common Stocks (Identified Cost $1,875,769)		3,039,496

Total Long-Term Investments—94.8% (Identified Cost $1,915,769)		3,089,176

Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	171,357,527	171,358
Total Short-Term Investment (Identified Cost $171,358)		171,358

TOTAL INVESTMENTS—100.0% (Identified Cost $2,087,127)		$3,260,534
Other assets and liabilities, net—(0.0)%		(773)
NET ASSETS—100.0%		$3,259,761

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Brazil	4
Israel	1
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$3,039,496	$3,039,496	$—
Preferred Stock	49,680	—	49,680
Money Market Mutual Fund	171,358	171,358	—
Total Investments	$3,260,534	$3,210,854	$49,680
There were no securities valued using significant observable inputs (Level 2) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock
Investments in Securities
Balance as of September 30, 2021:	$ 42,579	$ 42,579
Change in unrealized appreciation (depreciation)(a)	7,101	7,101
Balance as of December 31, 2021	$ 49,680	$ 49,680
(a) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2021, was $7,101.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:
Investments in Securities – Assets	Ending Balance at December 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$49,680	Market and Company Comparables	EV Multiples	24.30x (4.08x - 70.90x)
				17.52x (3.77x - 64.54x)

See Notes to Schedule of Investments

VIRTUS KAR MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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